iShares Trust

Supplement dated July 16, 2026

to the currently effective Prospectus and

Statement of Additional Information (“SAI”) for the

iShares Yield Optimized Bond ETF (BYLD)

(the “Fund”)

The Board of Trustees has approved changing the Fund’s fiscal year end to December 31 effective on or around November 1, 2026.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-BYLD-0726

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FOR FUTURE REFERENCE